PENSION AND OTHER POSTRETIREMENT BENEFITS - Weighted-Average Assumptions for Determining Net Periodic Cost (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 30, 2017	Dec. 31, 2016	Jan. 02, 2016
U.S.
Weighted-average assumptions used for determining net periodic cost
Discount rate	4.18%	4.55%	4.00%
Expected return on assets	7.00%	7.25%	7.50%
Company's contribution to the defined benefit plan in the next fiscal year	$ 34.0
Int'l
Weighted-average assumptions used for determining net periodic cost
Discount rate	2.12%	2.95%	2.54%
Expected return on assets	3.77%	4.14%	4.27%
Compensation rate increase	2.27%	2.24%	2.22%
Company's contribution to the defined benefit plan in the next fiscal year	$ 14.9
U.S. Postretirement Health Benefits
Weighted-average assumptions used for determining net periodic cost
Discount rate	3.95%	4.13%	3.50%
Company's contribution to the defined benefit plan in the next fiscal year	$ 0.5